Stock Based Compensation	6 Months Ended	12 Months Ended
	Apr. 01, 2012	Oct. 02, 2011
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

Note 6-Stock Based Compensation

On March 26, 2009, the Board of Directors adopted the 2009 Stock Option Plan providing for the issuance of up to 6,000,000 shares to Optex Systems Holdings officers, directors, employees and to independent contractors who provide services to Optex Systems Holdings.

 Options granted under the 2009 Stock Option Plan vest as determined by the Board of Directors of Optex Systems Holdings or a committee set up to act as a compensation committee of the Board of Directors and terminate after the earliest of the following events: (i) expiration of the option as provided in the option agreement, (ii) 90 days following the date of termination of the employee, or (iii) ten years from the date of grant (five years from the date of grant for incentive options granted to an employee who owns more than 10% of the total combined voting power of all classes of Optex Systems Holdings stock at the date of grant).  In some instances, granted stock options are immediately exercisable into restricted shares of common stock, which vest in accordance with the original terms of the related options. Optex Systems Holdings recognizes compensation expense ratably over the requisite service period.

The option price of each share of common stock is determined by the Board of Directors or a committee set up to act as a compensation committee, provided that with respect to incentive stock options, the option price per share will in all cases be equal to or greater than 100% of the fair value of a share of common stock on the date of the grant, except an incentive option granted under the 2009 Stock Option Plan to a shareholder that owns more than 10% of the total combined voting power of all classes of Optex Systems Holdings’ stock, will have an exercise price of not less than 110% of the fair value of a share of common stock on the date of grant. No participant may be granted incentive stock options, which would result in shares with an aggregate fair value of more than $100,000 first becoming exercisable in one calendar year.

As of April 1, 2012, 1,971,149 of awarded stock options had vested and 154,000 shares had been forfeited due to employee turnover. As of April 3, 2011, 1,237,315 of the awarded stock options had vested and 109,000 shares had been forfeited due to employee turnover.

Optex Systems Holdings recorded compensation costs for options and shares granted under the plan amounting to $42 and $69 thousand for the three and six months ended April 1, 2012, respectively, as opposed to $25 and $50 thousand for the three and six months ended April 3, 2011, respectively .  The impact of this expense was immaterial to the basic and diluted net loss per share for the quarters ended April 1, 2012 and April 3, 2011, respectively.  A deduction is not allowed for income tax purposes until nonqualified options are exercised. The amount of this deduction will be the difference between the fair value of Optex Systems Holdings’ common stock and the exercise price at the date of exercise. For the three and six months ended April 1, 2012, the estimated deferred tax assets related to option compensation costs were $14 thousand and $23 thousand, respectively. For the three and six months ended April 3, 2011, the estimated deferred tax assets related to option compensation costs were $9 thousand and $17 thousand, respectively. These tax effects have been recorded in the financial statement expenses.  No tax deduction is allowed for incentive stock options. Accordingly no deferred tax asset is recorded for GAAP expense related to these options.

The company records its stock based compensation expense in accordance with ASC 718-10, “Compensation – Stock Compensation”. In estimating the value of stock options issued, management has valued the options at their date of grant utilizing the Black-Scholes-Merton option pricing model.  For options issued on December 9, 2011, the fair value of the underlying shares was determined based on the closing price of Optex Systems Holdings’ publicly-traded shares as of December 9, 2011  Further, Optex used an expected volatility of 364.2% which was calculated using the historical Optex Systems Holdings stock prices over the prior 12 month trading period. Estimation of these equity instruments’ fair value is affected by our stock price, as well as assumptions regarding subjective and complex variables such as employee exercise behavior and our expected stock price volatility over the term of the award. As our assumptions are based on historical information, judgment is required to determine if historical trends are fair indicators of future outcomes.

The risk-free interest rates used of 1.5% to 2.2% were determined based on the implied yield available on U.S. Treasury issues with an equivalent term approximating the expected life of the options of 4.5 to 7 years depending on the date of the grant and expected life of the options.  The expected life of options used was based on the contractual life of the option grant.  Optex Systems Holdings determined the expected dividend rate based on the assumption and expectation that earnings generated from operations are not expected to be adequate to allow for the payment of dividends in the near future and the assumption that Optex Systems Holdings does not presently have any intention of paying cash dividends on its common stock

Optex Systems Holdings has granted stock options to officers and employees as follows:

Date of	Shares	Exercise	Shares Outstanding	Expiration	Vesting
Grant	Granted	Price	As of 04/01/12	Date	Date

03/30/09	480,981	$0.15	480,981	03/29/2016	03/30/2010
03/30/09	466,834	$0.15	466,834	03/29/2016	03/30/2011
03/30/09	466,834	$0.15	466,834	03/29/2016	03/30/2012
05/14/09	316,750	$0.15	278,250	05/13/2016	05/14/2010
05/14/09	316,750	$0.15	278,250	05/13/2016	05/14/2011
05/14/09	316,750	$0.15	278,250	05/13/2016	05/14/2012
05/14/09	316,750	$0.15	278,250	05/13/2016	05/14/2013
12/09/11	11,517,500	$0.01	11,517,500	12/08/2018	12/08/2012
12/09/11	11,517,500	$0.01	11,517,500	12/08/2018	12/08/2013
12/09/11	11,517,500	$0.01	11,517,500	12/08/2018	12/08/2014
12/09/11	11,517,500	$0.01	11,517,500	12/08/2018	12/08/2015
Total	48,751,649		48,597,649

The following table summarizes the status of Optex Systems Holdings’ aggregate stock options granted under the incentive stock option plan:

	Number	Weighted
	of Shares	Average	Weighted	Aggregate
	Remaining	Fair	Average	Value
Subject to Exercise	Options	Value	Life (Years)	(Thousands)
Outstanding as of October 3, 2010	2,598,649	$-	4.13	-
Granted – 2011	—	$—	—	—
Forfeited – 2011	(71,000)	$—	—	—
Exercised – 2011	—	$—	—	—
Outstanding as of October 2, 2011	2,527,649	$—	3.38	—
Granted – 2012	46,070,000	$0.01	5.94	$322
Forfeited – 2012	—	$—	—	—
Exercised – 2012	—	$—	—	—
Outstanding as of April 1, 2012	48,597,649	$—	5.05	—

Exercisable as of April 1, 2012	1,971,149	$—	—	$—

There were zero and 46,070,000 new options granted in the three and six months ended April 1, 2012, respectively and zero options exercised during the three and six months ended April 1, 2012.   The total intrinsic value of options granted during the six months ended April 1, 2012 is $138 thousand.

 The following table summarizes the status of Optex Systems Holdings’ aggregate non-vested shares granted under the 2009 Stock Option Plan:

	Number of Non- vested Shares Subject to Options	Weighted- Average Grant- Date Fair Value
Non-vested as of October 3, 2010	1,821,668	$0.15
Non-vested granted — year ended October 2, 2011	—	$0.00
Vested — year ended October 2, 2011	(727,334)	$0.12
Forfeited — year ended October 2, 2011	(71,000)	$0.15
Non-vested as of October 2, 2011	1,023,334	$0.15
Non-vested granted — six months ended April 1, 2012	46,070,000	$0.01
Vested — six months ended April 1, 2012	(466,834)	$—
Forfeited — six months ended April 1, 2012	—	$—
Non-vested as of April 1, 2012	46,626,500	$0.01

As of April 1, 2012, the unrecognized compensation cost related to non-vested share based compensation arrangements granted under the plan was approximately $355 thousand.  These costs are expected to be recognized on a straight line basis through December 8, 2018.

Warrant Agreements:  Optex Systems Holdings calculates the fair value of warrants issued with debt or preferred stock using the Black-Scholes-Merton valuation method. The total proceeds received in the sale of debt or preferred stock and related warrants are allocated among these financial instruments based on their relative fair values. The discount arising from assigning a portion of the total proceeds to the warrants issued is recognized as interest expense for debt from the date of issuance to the earlier of the maturity date of the debt or the conversion dates using the effective yield method.

As of April 1, 2012, Optex Systems Holdings had the following warrants outstanding:

	Grant Date	Warrants Granted	Exercise Price	Outstanding as of 4/01/12	Expiration Date	Term
Private Placement Stock Holders	3/30/2009	8,131,667	$0.450	8,131,667	3/29/2014	5 years
Finder Fee on Private Placement	3/30/2009	717,000	$0.165	717,000	3/29/2014	5 years
Longview Fund Allonge Agreement	1/5/2010	100,000	$0.150	100,000	1/4/2013	3 years
Peninsula Bank Business Funding - Line of Credit	3/4/2010	1,000,000	$0.100	1,000,000	3/3/2016	6 years
Total Warrants		9,948,667		9,948,667

During the three and six months ended April 1, 2012, Optex Systems Holdings recorded no interest expense related to the outstanding warrants. During the three and six months ended April 3, 2011, Optex Systems Holdings recorded a total of $5 thousand and $13 thousand in interest expense related to the outstanding warrants. Interest expense related to outstanding warrants was fully amortized as of October 2, 2011.  These warrants are not included in the computation of weighted average of shares as it would be anti-dilutive.

Note 10-Stock Based Compensation

On March 26, 2009, the Board of Directors adopted the 2009 Stock Option Plan providing for the issuance of up to 6,000,000 shares to Optex Systems Holdings officers, directors, employees and to independent contractors who provide services to Optex Systems Holdings.  See Note 14 - Subsequent Events for a discussion of the December 2011 amendment to the 2009 Stock Option Plan.

Options granted under the 2009 Stock Option Plan vest as determined by the Board of Directors of Optex Systems Holdings or a committee set up to act as a compensation committee of the Board of Directors and terminate after the earliest of the following events: (i) expiration of the option as provided in the option agreement, (ii) 90 days following the date of termination of the employee, or (iii) ten years from the date of grant (five years from the date of grant for incentive options granted to an employee who owns more than 10% of the total combined voting power of all classes of Optex Systems Holdings stock at the date of grant).  In some instances, granted stock options are immediately exercisable into restricted shares of common stock, which vest in accordance with the original terms of the related options. Optex Systems Holdings recognizes compensation expense ratably over the requisite service period.

The option price of each share of common stock is determined by the Board of Directors or a committee set up to act as a compensation committee, provided that with respect to incentive stock options, the option price per share will in all cases be equal to or greater than 100% of the fair value of a share of common stock on the date of the grant, except an incentive option granted under the 2009 Stock Option Plan to a shareholder that owns more than 10% of the total combined voting power of all classes of Optex Systems Holdings’ stock, will have an exercise price of not less than 110% of the fair value of a share of common stock on the date of grant. No participant may be granted incentive stock options, which would result in shares with an aggregate fair value of more than $100,000 first becoming exercisable in one calendar year.

On March 30, 2009, 1,414,649 stock options with an exercise price of $0.15 were granted to an officer of Optex Systems Holdings which vest as follows: 34% after the first year, and 33% each after the second and third years.  These options carry a grant expiration date of seven years after issuance.  On May 14, 2009, 1,267,000 stock options were issued to other Optex Systems Holdings employees, including 250,000 shares to one officer.  These stock options vest 25% per year after each year of employment and carry a grant expiration date of seven years after issuance.  For shares granted as of May 14, 2009, Optex Systems Holdings anticipates an annualized employee turnover rate of 5% per year, and as such anticipates that only 1,113,000 of the 1,267,000 shares will vest as of the end of the contract term.

As of October 2, 2011, 1,504,315 of the awarded stock options had vested and 154,000 shares had been forfeited due to employee turnover. As of October 3, 2010, 776,981 of the awarded stock options had vested and 83,000 shares had been forfeited due to employee turnover.

Optex Systems Holdings recorded compensation costs for options and shares granted under the plan amounting to $87 thousand and $97 thousand for the fiscal years ended October 2, 2011 and October 3, 2010, respectively  The impact of this expense was immaterial to the basic and diluted net loss per share for the fiscal years ended  October 2, 2011 and October 3, 2010.  A deduction is not allowed for income tax purposes until nonqualified options are exercised. The amount of this deduction will be the difference between the fair value of Optex Systems Holdings’ common stock and the exercise price at the date of exercise. For the year ended October 2, 2011, estimated deferred tax assets related to option compensation costs were $30 thousand and have been recorded for the tax effect of the financial statement expense.  For the year ended October 3, 2010 the estimated deferred tax assets related to option compensation costs were $33 thousand and have been recorded for the tax effect of the financial statement expense.  No tax deduction is allowed for incentive stock options. Accordingly no deferred tax asset is recorded for GAAP expense related to these options.

Management has valued the options at their date of grant utilizing the Black-Scholes-Merton option pricing model.  The fair value of the underlying shares was determined based on the opening price of Optex Systems Holdings’ publicly-traded shares as of September 28, 2009.   Further, the expected volatility was calculated using the historical volatility of a diversified index of companies in the defense, homeland security, and space industry in accordance with FASB ASC 718-10-S99-1. In making this determination and trying to find another comparable company, Optex Systems Holdings considered the industry, stage of life cycle, size and financial leverage of such other entities.  Based on the development stage of Optex Systems Holdings, similar companies with sufficient historical data were not available.  Optex Systems Holdings utilized the three year volatility of the SPADE Defense Index, which is a diversified index of 58 companies in the same industry as Optex Systems Holdings.  The risk-free interest rate is based on the implied yield available on U.S. Treasury issues with an equivalent term approximating the expected life of the options depending on the date of the grant and expected life of the options.  The expected life of options used was based on the contractual life of the option grant.  Optex Systems Holdings determined the expected dividend rate based on the assumption and expectation that earnings generated from operations are not expected to be adequate to allow for the payment of dividends in the near future and the assumption that Optex Systems Holdings does not presently have any intention of paying cash dividends on its common stock.

Optex Systems Holdings has granted stock options to officers and employees as follows:

Date of	Shares	Exercise	Shares Outstanding	Expiration	Vesting
Grant	Granted	Price	As of 10/02/11	Date	Date

03/30/09	480,981	$0.15	480,981	03/29/2016	03/30/2010
03/30/09	466,834	$0.15	466,834	03/29/2016	03/30/2011
03/30/09	466,834	$0.15	466,834	03/29/2016	03/30/2012
05/14/09	316,750	$0.15	278,250	05/13/2016	05/14/2010
05/14/09	316,750	$0.15	278,250	05/13/2016	05/14/2011
05/14/09	316,750	$0.15	278,250	05/13/2016	05/14/2012
05/14/09	316,750	$0.15	278,250	05/13/2016	05/14/2013
Total	2,681,649		2,527,649

The following table summarizes the status of Optex Systems Holdings’ aggregate stock options granted under the incentive stock option plan:

	Number	Weighted
	of Shares	Average	Weighted
	Remaining	Intrinsic	Average	Aggregate
Subject to Exercise	Options	Price	Life (Years)	Value
Outstanding as of September 30, 2009	2,667,649	0.21	5.14	560,206
Granted – 2010	—	—		—
Forfeited – 2010	(69,000)	—		—
Exercised – 2010	—	—		—
Outstanding as of October 3, 2010	2,598,649	$-	4.13	-
Granted – 2011	—	$—	—	—
Forfeited – 2011	(71,000)	$—	—	—
Exercised – 2011	—	$—	—	—
Outstanding as of October 2, 2011	2,527,649	$—	3.38	—

Exercisable as of October 3, 2010	776,981	—		—

Exercisable as of October 2, 2011	1,504,315	$—	—	$—

There were no new options granted or exercised during the year ended October 2, 2011.   The total intrinsic value of options forfeited during the year ended October 2, 2011 was $0.

The following table summarizes the status of Optex Systems Holdings’ aggregate non-vested shares granted under the 2009 Stock Option Plan.:

	Number of Non- vested Shares Subject to Options	Weighted- Average Grant- Date Fair Value
Non-vested as of September 30, 2009	2,667,649	$0.14
Non-vested granted — year ended October 2, 2011	—	$0.00
Vested — year ended October 3, 2010	(776,981)	$0.12
Forfeited — year ended October 3, 2010	(69,000)	$0.15
Non-vested as of October 3, 2010	1,821,668	$0.15
Non-vested granted — year ended October 2, 2011	—	$0.00
Vested — year ended October 2, 2011	(727,334)	$0.12
Forfeited — year ended October 2, 2011	(71,000)	$0.15
Non-vested as of October 2, 2011	1,023,334	$0.15

The total share-based compensation expense of Optex Systems Holdings, Inc during fiscal years 2011 and 2010 attributable to the stock option grants was $87 thousand and $97 thousand, respectively, and was charged as general and administrative compensation expense for each of the respective fiscal years.  As of October 2, 2011, the unrecognized compensation cost related to non-vested share based compensation arrangements granted under the plan was approximately $125 thousand.  These costs are expected to be recognized on a straight line basis from March 30, 2009 through May 13, 2013. The total fair value of options and shares vested during the year ended October 2, 2011 was $179 thousand.

There were no stock options issued to Optex Systems Holdings employees or equity instruments issued to consultants and vendors in fiscal years 2010 and 2011.  See subsequent events.

Warrant Agreements: Optex Systems Holdings calculates the fair value of warrants issued with debt or preferred stock using the Black-Scholes-Merton valuation method. The total proceeds received in the sale of debt or preferred stock and related warrants are allocated among these financial instruments based on their relative fair values. The discount arising from assigning a portion of the total proceeds to the warrants issued is recognized as interest expense for debt from the date of issuance to the earlier of the maturity date of the debt or the conversion dates using the effective yield method.

As of October 2, 2011, Optex Systems Holdings had the following warrants outstanding:

	Grant Date	Warrants Granted	Exercise Price	Outstanding as of 10/03/10	Expiration Date	Term
Private Placement Stock Holders	3/30/2009	8,131,667	$0.450	8,131,667	3/29/2014	5 years
Finder Fee on Private Placement	3/30/2009	717,000	$0.165	717,000	3/29/2014	5 years
Longview Fund Allonge Agreement	1/5/2010	100,000	$0.150	100,000	1/4/2013	3 years
Peninsula Bank Business Funding - Line of Credit	3/4/2010	1,000,000	$0.100	1,000,000	3/3/2016	6 years
Total Warrants		9,948,667		9,948,667

During the periods ended October 2, 2011 and October 3, 2010, Optex Systems Holdings recorded a total of $19.5 thousand and $12.5 thousand in interest expense related to the outstanding warrants and has an unamortized interest balance of zero as of October 2, 2011.  These warrants are not included in the computation of weighted average of shares as it would be anti-dilutive.